BASIS OF PRESENTATION AND ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2025
General Information About Financial Statements [Abstract]
Preparation of the interim condensed consolidated financial statements
Preparation of the interim condensed consolidated financial statements
The interim condensed consolidated financial statements of ArcelorMittal and its Subsidiaries ("ArcelorMittal" or the "Company") as of June 30, 2025 and for the six months then ended (the "Interim Financial Statements") have been prepared in accordance with International Accounting Standard ("IAS") 34, "Interim Financial Reporting". They should be read in conjunction with the consolidated financial statements and the notes thereto in the Company’s Annual Report for the year ended December 31, 2024, which have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"). The Interim Financial Statements are unaudited and were authorized for issuance on August 1, 2025 by the Company’s Board of Directors.
Material accounting policies
Material accounting policies
The Interim Financial Statements have been prepared on a historical cost basis, except for investments in equity instruments and trade receivables at fair value through other comprehensive income ("FVOCI"), financial assets at fair value through profit or loss ("FVTPL"), derivative financial instruments and biological assets, which are measured at fair value less cost to sell. In addition, assets and liabilities held for sale are measured at the lower of carrying amount and fair value less cost to sell and inventories are measured at the lower of net realizable value or cost. The Company also applies hyperinflationary accounting for the tinancial statements of its
Venezuelan and Argentinian operations. Unless specifically described hereafter, the accounting policies used to prepare the Interim Financial Statements are the policies described in the consolidated financial statements for the year ended December 31, 2024.
On January 1, 2025, the Company adopted 'Lack of Exchangeability (Amendments to IAS 21)' as published by the IASB on August 15, 2023 and that contains guidance to specify when a currency is exchangeable and how to determine the exchange rate when it is not and how an entity determines the exchange rate to apply when a currency is not exchangeable. The amendments also require the disclosure of additional information when a currency is not exchangeable. The adoption of this amendment did not have a material impact on Company's Interim Financial Statements.
Use of judgment and estimates
Use of judgment and estimates
The preparation of Interim Financial Statements in conformity with IFRS recognition and measurement principles requires the use of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Management reviews its estimates on an ongoing basis using currently available information. Changes in facts and circumstances or obtaining new information or more experience may result in revised estimates, and actual results could differ from those estimates.